Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income	$ 118,194	$ 89,234	$ 46,814
Adjustments to reconcile net income to net cash provided by operating activities
Depreciation and amortization	2,546	3,082	2,771
Deferred tax expense (benefit)	1,441	(307)	(462)
(Gain) loss on disposal of property and equipment	(89)	112	10
Net realized (gain) loss on investments	(6,723)	687	(308)
Net unrealized (gain) loss on investments	(2,684)	5,512	3,709
Change in allowance for expected credit losses on investments	(368)	361	66
Change in fair value of derivative financial liability	27,289	(4,603)	(670)
Share-based compensation expense	3,249	2,300	1,193
Leases expenses	771	963	1,047
Amortization of net premium on investments	2,083	2,191	1,703
Tax adjustment due to US GAAP conversion	(1,949)	665	138
Change in:
Premiums receivable	(34,815)	(8,625)	(18,818)
Reinsurance recoverables	(28,671)	(3,857)	17,140
Ceded unearned premiums	(3,604)	(9,046)	(8,254)
Deferred policy acquisition costs, net of ceding commission	(7,331)	(1,174)	(9,514)
Accrued investment income	(4,909)	(831)	(492)
Other assets	(1,809)	(2,144)	499
Reserve for unpaid loss and loss adjustment expenses	75,853	58,598	79,065
Unearned premiums	53,665	25,480	50,650
Insurance and reinsurance payables	(650)	(2,516)	2,167
Operating lease liabilities payments	(913)	(1,035)	(781)
Other liabilities	6,032	(170)	7,619
Net cash provided by operating activities	196,608	154,877	175,292
CASH FLOWS FROM INVESTING ACTIVITIES
Purchase of equity securities and other investments	(17,368)	(1,607)	(5,212)
Purchase of fixed maturity securities available-for-sale	(313,002)	(189,832)	(160,299)
Proceeds from maturity of fixed maturity securities held to maturity	526	312	169
Proceeds from sale/maturity of available for sale debt securities	59,031	60,972	116,697
Proceeds from sale of equity securities and other investments	34,976	1,413	6,349
Purchases of property and equipment and Intangible assets	(3,248)	(1,275)	(2,381)
Proceeds from sale of property and equipment	89	543	1,120
Change in term deposits	(73,802)	12,353	(4,986)
Change in short-term investments	223,534	(129,413)	(2,768)
Acquisition of a subsidiary	(1,101)		(146)
Net cash used in investing activities	(90,365)	(246,534)	(51,457)
FINANCING ACTIVITIES
Dividends paid	(1,749)	(10,152)	(15,128)
Repurchase of common shares under share repurchase program	(31,090)	(2,394)
Warrants redemption	(16,324)
Net cash flows used in financing activities	(49,163)	(12,546)	(15,128)
NET CHANGE IN CASH, AND CASH EQUIVALENTS AND RESTRICTED CASH	57,080	(104,203)	108,707
Cash, cash equivalents and restricted cash at the beginning of the year	137,943	242,146	133,439
CASH, CASH EQUIVALENTS AND RESTRICTED CASH AT THE END OF THE YEAR	195,023	137,943	242,146
Supplemental Cash Flow Information:
Income tax paid	$ (6,635)	$ (2,760)	$ (2,328)